Stock-based Compensation	12 Months Ended
Dec. 31, 2013
Stock-based Compensation
Stock-based Compensation

9. Stock-based Compensation

        During 2010, the Company established the 2010 Stock Incentive Plan (the "Plan" or the "2010 Plan"). As of December 31, 2013, the Company can issue a maximum number of 1,878,416 shares under the Plan pursuant to outstanding stock options. Under the terms of the Plan, options and other equity interests may be granted to employees, officers, directors, consultants and advisors of the Company. The exercise price of each stock option shall be the fair market value as determined in good faith by the Board of Directors (the Board) at the time each option is granted. The Company has granted service-based options under the Plan. Service-based option grants under the Plan generally vest as follows: 25% of the shares vest one calendar year from the vesting start date, 2.083% of the shares vest on the first day of each month thereafter. The options granted under the Plan generally expire in 10 years.

        In October 2013, the Company's board of directors adopted and the Company's stockholders approved the 2013 Stock Incentive Plan (the "2013 Plan"). The 2013 Plan became effective immediately prior to the closing of the IPO and provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards and other stock-based awards. The number of shares of Common Stock reserved for issuance under the 2013 Plan is equal to the sum of (1) 969,696 shares plus (2) the number of shares (up to 2,126,377 shares) equal to the sum of the number of shares of Common Stock then available for issuance under the 2010 Plan and the number of shares of Common Stock subject to outstanding awards under the 2010 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right plus (3) an annual increase, to be added on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2014 and continuing until, and including, the fiscal year ending December 31, 2023, equal to the least of (A) 1,939,393 shares of Common Stock, (B) 4% of the number of shares of Common Stock outstanding on the first day of such fiscal year, and (C) an amount determined by the Company's board of directors. The Company will grant no further stock options or other awards under the 2010 Plan.

        In connection with all share-based payment awards, total stock-based compensation expense recognized is as follows:

	Year Ended December 31,			Period from December 22, 2008 (date of inception) to December 31,
	2011	2012	2013	2013
Research and development	$24	$605	$2,567	$3,242
General and administrative	—	$48	$1,218	$1,266

Total	$24	$653	$3,785	$4,508

Stock Options

        Total expense related to employee and non-employee stock options for the years ended December 31, 2011, 2012 and 2013, and the period from December 22, 2008 (date of inception) to December 31, 2013 was $17, $264, $3,020 and $3,307, respectively.

        The following table summarizes stock option activity for employees and nonemployees:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2012	691,367	$0.46	8.8	$1,666
Granted	1,914,195	$9.94
Exercised(1)	(142,758)	$2.36
Forfeited	(52,282)	$1.73

Options outstanding at December 31, 2013	2,410,522	$7.85	9.3	$36,717

Options vested or expected to vest at December 31, 2013(2)	2,269,359	$8.10	9.3	$34,002

Options exercisable at December 31, 2013	317,804	$0.34	7.5	$7,177

(1)
Exercises include the issuance of 63,636 shares of non-vested restricted stock pursuant to the exercise of stock options prior to vesting. The Company has the right to repurchase the unvested shares under certain circumstances.

(2)
This represents the number of vested options, plus the number of unvested options that the Company estimated would vest, based on the unvested options as of the year ended December 31, 2013 as adjusted for the estimated forfeiture rate.

        The total intrinsic value of stock options exercised in the years ended December 31, 2011, 2012 and 2013 and for the period December 22, 2008 (date of inception) to December 31, 2013 was $ 0, $115, $239, and $354, respectively.

        The Company estimates the fair value of each employee and non-employee stock award on the grant date using the Black-Scholes option-pricing model based on the following assumptions:

	Years Ended December 31,
	2013	2012	2011
Volatility	85%-93%	79%-92%	78%-79%
Expected term (in years)	6.25-10	6.25-10	6.25-10
Risk-free interest rate	1.07%-3.01%	0.85%-1.76%	1.18%-2.62%
Dividend	0%	0%	0%

        The Company uses the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for options granted to employees and utilizes the contractual term for options granted to non-employees. The expected term is applied to the stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population. The computation of expected volatility is based on the historical volatility of a representative group of companies with similar characteristics to the Company, including early stage of product development and therapeutic focus. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. Management estimates expected forfeitures based on data from a representative group of companies with similar characteristics to the Company and recognizes compensation costs only for those equity awards expected to vest.

        Using the Black-Scholes option-pricing model, the weighted-average grant date fair values of options granted during the years ended December 31, 2011, 2012 and 2013, and the period from December 22, 2008 (date of inception) to December 31, 2013 was $0.10, $1.19, $11.09, and $7.05 per share, respectively.

        As of December 31, 2012 and December 31, 2013, there was $351 and $21.0 million, respectively, of total unrecognized compensation cost related to employee and non-employee unvested stock options granted under the Plan and the 2013 Plan. The total unrecognized compensation cost will be adjusted for future forfeitures. As of December 31, 2013, the Company expects to recognize that cost over a remaining weighted-average period of 3.7 years.

Restricted Stock

        To date, the Company has granted 1,958,210 shares of restricted stock outside of the Plan and the 2013 Plan and 45,454 shares of restricted stock under the Plan. The following table summarizes the status of the Company's non-vested restricted common shares:

	Number of Shares	Weighted-Average Grant Date Fair Value
Non-vested at December 31, 2012	362,596	$0.04
Granted	—	—
Cancelled	—	—
Vested	(352,652)	0.04

Non-vested at December 31, 2013(1)	9,943	$0.26

(1)
Excludes 157,006 shares of non-vested restricted stock remaining from the early exercise of stock options as of December 31, 2013.

        The total expense related to employee and non-employee restricted stock for the years ended December 31, 2011, 2012, 2013, and the period from December 22, 2008 (date of inception) to December 31, 2013 was $7, $389, $765 and $1,201.

        As of December 31, 2012, and December 31, 2013, there was $380 and $228, respectively, of total unrecognized compensation cost related to employee and non-employee non-vested restricted stock. As of December 31, 2013, the unrecognized expense is expected to be recognized over a weighted average period of 1.7 years.